REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment and operating lease right-of-use assets	$ 267,459	$ 278,375
Americas, principally the US
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment and operating lease right-of-use assets	110,818	132,115
EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment and operating lease right-of-use assets	18,065	12,509
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment and operating lease right-of-use assets	121,806	118,786
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment and operating lease right-of-use assets	$ 16,770	$ 14,965